Consolidated statements of operations - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Income Statement [Abstract]
Revenue	$ 107,073	$ 75,503	$ 52,112
Cost of revenue	22,224	15,621	13,362
Gross profit	84,849	59,882	38,750
Operating expenses:
Research and development	34,483	26,035	16,074
Sales and marketing	62,750	49,720	33,772
General and administrative	22,366	20,596	8,427
Total operating expenses	119,599	96,351	58,273
Operating loss	(34,750)	(36,469)	(19,523)
Financial income, net	1,371	408	493
Loss before income taxes	(33,379)	(36,061)	(19,030)
Income taxes	(160)		(294)
Net loss	(33,539)	(36,061)	$ (19,324)
Deemed dividend to Protected ordinary shareholders	(632)
Net loss attributable to Ordinary shareholders	$ (34,171)	$ (36,061)
Basic and diluted net loss per share attributable to Ordinary shareholders	$ (1.67)	$ (5.42)	$ (3.04)
Basic and diluted weighted average Ordinary shares	20,503,893	6,647,898	6,355,360